SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2014, 2015, and 2016 is as follows:

	Year ended June 30, 2014
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$224,366	178,134	108,846	9,986	521,332
Costs of revenue	143,645	104,055	93,459	4,550	345,709

Gross profit	$80,721	74,079	15,387	5,436	175,623

	Year ended June 30, 2015
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$213,252	193,274	110,030	14,823	531,379
Costs of revenue	119,520	97,503	93,452	6,502	316,977

Gross profit	$93,732	95,771	16,578	8,321	214,402

	Year ended June 30, 2016
	IA	Rail	M&E	Miscellaneous	Consolidated

Revenues from external customers	$182,901	240,310	95,277	25,837	544,325
Costs of revenue	113,314	131,043	82,900	11,342	338,599

Gross profit	$69,587	109,267	12,377	14,495	205,726

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2014	2015	2016

Revenues:
PRC	$393,596	$410,644	$443,256
Non-PRC (including Hong Kong)	127,736	120,735	101,069

	$521,332	$531,379	$544,325

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2015	2016

Long-lived assets other than goodwill and acquired intangible assets
PRC	$95,779	$100,454
Non-PRC (including Hong Kong)	13,068	13,079

	$108,847	$113,533